Description Of The Business And Significant Accounting Policies (Policy)	3 Months Ended
Oct. 31, 2014
Description Of The Business And Significant Accounting Policies [Abstract]
Description Of the Business

Description of the Business

(“ARI” or “the Company”) creates software-as-a-service (“SaaS”) and data-as-a-service (“DaaS”) solutions that help equipment manufacturers, distributors and dealers in selected vertical markets to Sell More Stuff!™ – online and in-store. We remove the complexity of selling and servicing new and used inventory, parts, garments, and accessories (”PG&A”) for customers in the outdoor power equipment (“OPE”), powersports, automotive tire and wheel (“ATW”), home medical equipment (“HME”), marine, recreational vehicle (“RV”) and appliances industries.  Our innovative products are powered by a proprietary library of enriched original equipment and aftermarket content that spans more than 750,000 equipment models from over 1,500 manufacturers. More than 23,500 equipment dealers, 195 distributors and 3,360 brands worldwide leverage our web and eCatalog platforms to Sell More Stuff!

We were incorporated in Wisconsin in 1981.  Our principal executive office and headquarters is located in Milwaukee, Wisconsin.  The office address is 10850 West Park Place, Suite 1200, Milwaukee, WI 53224, and our telephone number at that location is (414) 973-4300. Our principal website address is www.arinet.com.  ARI also maintains operations in Duluth, Minnesota; Cypress, California; Floyds Knobs, Indiana; Cookeville, Tennessee; Salt Lake City, Utah and Leiden, The Netherlands.

Basis Of Presentation

Basis of Presentation

These consolidated financial statements include the consolidated financial statements of ARI and its wholly-owned subsidiary, ARI Europe B.V. and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  We eliminated all significant intercompany balances and transactions in consolidation.  All adjustments that, in the opinion of management, are necessary for a fair presentation for the periods presented have been reflected as required by Regulation S-X, Rule 10-01.

Fiscal Year

Fiscal Year

Our fiscal year ends on July 31. References to fiscal 2015, for example, refer to the fiscal year ended July 31, 2015, and references to fiscal 2014 refer to the fiscal year ended July 31, 2014.

Revenue Recognition

Revenue Recognition

Revenues from subscription fees for use of our software, access to our catalog content, and software maintenance and support fees are all recognized ratably over the contractual term of the arrangement. ARI considers all arrangements with payment terms extending beyond 12 months not to be fixed or determinable and evaluates other arrangements with payment terms longer than normal to determine whether the arrangement is fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer. Arrangements that include acceptance terms beyond the standard terms are not recognized until acceptance has occurred. If collectability is not considered probable, revenue is recognized when the fee is collected.

Revenues for professional services to customize complex features and functionality in a product’s base software code or develop complex interfaces within a customer’s environment are recognized as the services are performed.  When the current estimates of total contract revenue for professional services and the total related costs indicate a loss, a provision for the entire loss on the contract is made in the period the amount is determined.  Professional services revenue for set-up and integration of hosted websites, or other services considered essential to the functionality of other elements of this type of arrangement, is amortized over the term of the contract.

Revenue for variable transaction fees, primarily for use of the shopping cart feature of our websites, is recognized as it is earned.

Amounts received for shipping and handling fees are reflected in revenue.  Costs incurred for shipping and handling are reported in cost of revenue.

Amounts invoiced to customers prior to recognition as revenue, as discussed above, are reflected in the accompanying balance sheets as deferred revenue.

No single customer accounted for 10% or more of ARI’s revenue during the three months ended October 31, 2014 or 2013.

Trade Receivables, Credit Policy And Allowance For Doubtful Accounts

Trade Receivables, Credit Policy and Allowance for Doubtful Accounts

Trade receivables are uncollateralized customer obligations due on normal trade terms, most of which require payment within thirty (30) days from the invoice date.  Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoices.

The carrying amount of trade receivables is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.  Management individually reviews receivable balances that exceed ninety (90) days from the invoice date and, based on an assessment of current creditworthiness, estimates the portion of the balance that will not be collected.  The allowance for potential doubtful accounts is reflected as an offset to trade receivables in the accompanying balance sheets.

Capitalized And Purchased Software Product Costs

Capitalized and Purchased Software Product Costs

Certain software development and acquisition costs are capitalized when incurred. Capitalization of these costs begins upon the establishment of technological feasibility. The establishment of technological feasibility and the on-going assessment of recoverability of software costs require considerable judgment by management with respect to certain external factors, including, but not limited to, the determination of technological feasibility, anticipated future gross revenue, estimated economic life and changes in software and hardware technologies.

The annual amortization of software products is computed using the straight-line method over the estimated economic life of the product which currently runs from two to nine years. Amortization starts when the product is available for general release to customers.  The Company capitalizes software enhancements on an on-going basis and all other software development and support expenditures are charged to expense in the period incurred.

Deferred Loan Fees and Debt Discounts

Deferred Loan Fees and Debt Discounts

Fees associated with securing debt are capitalized and included in prepaid expense and other and other long term assets on the consolidated balance sheet.  Common stock issued in connection with securing debt is recorded to debt discount, reducing the carrying amount of the debt on the consolidated balance sheet.  Deferred loan fees and debt discounts are amortized to interest expense over the life of the debt using the effective interest method.

Deferred Income Taxes

The tax effect of the temporary differences between the book and tax bases of assets and liabilities and the estimated tax benefit from tax net operating losses is reported as deferred tax assets and liabilities in the consolidated balance sheets. An assessment of the likelihood that net deferred tax assets will be realized from future taxable income is performed at each reporting date or when events or changes in circumstances indicate that there may be a change in the valuation allowance. Because the ultimate realizability of deferred tax assets is highly subject to the outcome of future events, the amount established as valuation allowance is considered to be a significant estimate that is subject to change in the near term. To the extent a valuation allowance is established or there is a change in the allowance during a period, the change is reflected with a corresponding increase or decrease in the tax provision in the consolidated statements of operations.

Legal Provisions

Legal Provisions

ARI is periodically involved in legal proceedings arising from contracts, patents or other matters in the normal course of business. We reserve for any material estimated losses if the outcome is probable and reasonably estimable, in accordance with GAAP.   We had no legal provisions for legal proceedings during the three months ended October 31, 2014 and 2013.